Financial assets and other receivables - Financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Total financial assets	$ 432,061	$ 472,116
Other financial assets
Disclosure of financial assets [line items]
Total financial assets	25,313	19,794
Receivables from related parties
Disclosure of financial assets [line items]
Total financial assets	1,558	4,430
Trade receivables
Disclosure of financial assets [line items]
Total financial assets	188,816	220,330
Other receivables.
Disclosure of financial assets [line items]
Total financial assets	83,103	89,913
Restricted cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	298	1,179
Cash and cash equivalents.
Disclosure of financial assets [line items]
Total financial assets	132,973	136,470
Amortized cost
Disclosure of financial assets [line items]
Total financial assets	419,677	465,314
Amortized cost | Other financial assets
Disclosure of financial assets [line items]
Total financial assets	12,929	12,992
Amortized cost | Receivables from related parties
Disclosure of financial assets [line items]
Total financial assets	1,558	4,430
Amortized cost | Trade receivables
Disclosure of financial assets [line items]
Total financial assets	188,816	220,330
Amortized cost | Other receivables.
Disclosure of financial assets [line items]
Total financial assets	83,103	89,913
Amortized cost | Restricted cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	298	1,179
Amortized cost | Cash and cash equivalents.
Disclosure of financial assets [line items]
Total financial assets	132,973	136,470
Fair value through profit or loss - mandatorily measured
Disclosure of financial assets [line items]
Total financial assets	12,091	1,080
Fair value through profit or loss - mandatorily measured | Other financial assets
Disclosure of financial assets [line items]
Total financial assets	12,091	1,080
Fair value through other comprehensive income - designated
Disclosure of financial assets [line items]
Total financial assets	293	5,722
Fair value through other comprehensive income - designated | Other financial assets
Disclosure of financial assets [line items]
Total financial assets	$ 293	$ 5,722